Financial Instruments - Summary of Loss Allowance Provision (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 2.0	$ 2.0
Cost
Disclosure of provision matrix [line items]
Gross carrying amount	1,720.1	1,348.3
Accumulated impairment
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 2.6	$ 2.6
1–30
Disclosure of provision matrix [line items]
Expected loss rate	0.07%	0.09%
1–30 | Cost
Disclosure of provision matrix [line items]
Gross carrying amount	$ 1,286.3	$ 1,026.1
1–30 | Accumulated impairment
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 1.1	$ 1.1
31–60
Disclosure of provision matrix [line items]
Expected loss rate	0.11%	0.14%
31–60 | Cost
Disclosure of provision matrix [line items]
Gross carrying amount	$ 246.9	$ 181.1
31–60 | Accumulated impairment
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 0.2	$ 0.2
61–90
Disclosure of provision matrix [line items]
Expected loss rate	0.28%	0.34%
61–90 | Cost
Disclosure of provision matrix [line items]
Gross carrying amount	$ 71.6	$ 56.3
61–90 | Accumulated impairment
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 0.2	$ 0.2
91–120
Disclosure of provision matrix [line items]
Expected loss rate	0.61%	0.73%
91–120 | Cost
Disclosure of provision matrix [line items]
Gross carrying amount	$ 39.8	$ 30.7
91–120 | Accumulated impairment
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 0.2	$ 0.2
121+
Disclosure of provision matrix [line items]
Expected loss rate	1.27%	1.55%
121+ | Cost
Disclosure of provision matrix [line items]
Gross carrying amount	$ 75.5	$ 54.1
121+ | Accumulated impairment
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 0.9	$ 0.9